Revenue	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Revenue

12. Revenue

Our Solutions

We categorize our solutions into two categories: Cloud and Bureau offerings.

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Cloud revenue is generated from solutions that are delivered via two cloud offerings, Dayforce and Powerpay. The Dayforce offering is differentiated from our market competition as being a single application with continuous calculation that offers a comprehensive range of functionality, including global HR, payroll, benefits, workforce management, and talent management on web and native iOS and Android platforms. Dayforce revenue is primarily generated from monthly recurring fees charged on a per-employee, per-month (“PEPM”) basis, generally one-month in advance of service. Also included within Dayforce revenue are implementation, staging, and other professional services revenue; revenues from the sale, rental, and maintenance of time clocks for Dayforce customers; and billable travel expenses associated with professional services for Dayforce customers. The Powerpay offering is our solution designed primarily for small market Canadian customers. The typical Powerpay customer has fewer than 20 employees, and the majority of the revenue is generated from recurring fees charged on a per-employee, per-process basis. Typical processes include the customer’s payroll runs, year-end tax packages, and delivery of customers’ remittance advices or checks. In addition to the direct revenue earned from the Dayforce and Powerpay offerings, Cloud revenue also includes investment income generated from holding Cloud customer funds in trust before funds are remitted to taxing authorities, Cloud customer employees, or other third parties; and revenue from the sale of third party services.

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Bureau revenue is generated primarily from solutions delivered via a service-bureau model. These solutions are delivered via three primary service lines: payroll, payroll-related tax filing services, and outsourced human resource solutions. Revenue from payroll services is generated from recurring fees charged on a per-process basis. Typical processes include the customer’s payroll runs, year-end tax packages, and delivery of customers’ remittance advices or checks. In addition to customers who use our payroll services, certain customers use our tax filing services on a stand-alone basis. Our outsourced human resource solutions are tailored to meet the needs of individual customers, and entail our contracting to perform many of the duties of a customer’s human resources department, including payroll processing, time and labor management, performance management, and recruiting. We also perform individual services for customers, such as check printing, wage attachment and disbursement, and Affordable Care Act (“ACA”) management. Additional items included in Bureau revenue are fees for custom professional services to Bureau customers; investment income generated from holding Bureau customer funds in trust before funds are remitted to taxing authorities, Bureau customer employees, or other third parties; consulting services related to Bureau offerings; and revenue from the sale of third party services to Bureau customers.

Customer Information

No single customer accounts for 1% or more of our consolidated revenue for any of the periods presented.

Disaggregation of Revenue

Revenue by solution and category is as follows:

	Year Ended December 31,
	2018	2017	2016
Cloud recurring services revenue	$415.7	$311.6	$219.6
Cloud professional services revenue	113.1	98.3	86.9
Total Cloud revenue	528.8	409.9	306.5
Bureau recurring services revenue	209.3	262.3	317.9
Bureau professional services revenue	2.6	4.0	5.7
Total Bureau revenue	211.9	266.3	323.6
Total revenue	$740.7	$676.2	$630.1

Cloud revenue by offering is as follows:

	Year Ended December 31,
	2018	2017	2016
Dayforce	$437.5	$325.5	$227.7
Powerpay	91.3	84.4	78.8
Total Cloud	$528.8	$409.9	$306.5

Revenue by Geographic Area

Revenue by country is as follows.  The country in which the revenue is recorded is determined by the legal entity with which the customer has contracted.

	Year Ended December 31,
	2018	2017	2016
United States	$513.8	$469.0	$437.3
Canada	224.0	205.2	191.0
Other	2.9	2.0	1.8
Total revenue	$740.7	$676.2	$630.1

Contract Balances

The Company records a contract asset when revenue recognized for professional service performance obligations exceed the billings. Contract assets were $40.0 and $41.1 as of December 31, 2018, and 2017, respectively. Contract assets expected to be recognized in revenue within twelve months are included within Prepaid expenses and other current assets, with the remaining contract assets included within Other assets on our condensed consolidated balance sheets.

Deferred Revenue

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition. The changes in deferred revenue were as follows:

	December 31,
	2018	2017
Deferred revenue, beginning of period	$16.5	$11.8
New billings	259.1	208.8
Revenue recognized	(252.0)	(204.3)
Effect of exchange rate	(0.4)	0.2
Deferred revenue, end of period	$23.2	$16.5

Transaction Price for Remaining Performance Obligations

In accordance with ASC Topic 606, the following represents the aggregate amount of transaction price allocated to the remaining performance obligations that are unsatisfied as of the end of the reporting period. As of December 31, 2018, approximately $793.9 of revenue is expected to be recognized over the next three years from remaining performance obligations, which represents contracted revenue for recurring services and fixed price professional services, primarily implementation services, that has not yet been recognized, including deferred revenue and unbilled amounts that will be recognized as revenue in future periods. In accordance with the practical expedient provided in ASC Topic 606, performance obligations that are billed and recognized as they are delivered, primarily professional services contracts that are on a time and materials basis, are excluded from the transaction price for remaining performance obligations disclosed above.